Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Voyage Expenses [Abstract]
Voyage Expenses	$ 978	$ 1,149
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	705	669
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 273	$ 480